Income and expenses - Income taxes - Current income taxes (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Current income taxes [abstract]
Estimated tax liability for the year	€ 4	€ (2,926)		€ (1,216)
Tax adjustments to the previous year	0	0		0
Deferred income taxes	945	331		791
Total income tax benefit (expense) for the period	€ 949	€ (2,595)	[1]	€ (425)

[1]	* The year 2019 has been restated to reflect the final accounting of the business combination with Engimplan. See additional information in Notes 2 and 4.